Shareholder Report, Holdings (Details)	May 31, 2026
C000231058 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000231058 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000231058 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000231058 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000231058 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000231058 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000231058 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000231058 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000231058 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000231058 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000231058 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000231058 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000231058 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000231058 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000231058 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000231058 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000231058 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000231058 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000231058 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
C000231058 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.50%
C000006839 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000006839 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006839 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006839 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006839 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006839 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006839 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006839 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006839 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006839 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006839 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006839 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006839 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006839 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006839 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000006839 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000006839 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006839 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006839 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
C000006839 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.50%
C000006850 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000006850 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006850 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006850 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006850 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006850 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006850 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006850 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006850 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006850 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006850 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006850 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006850 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006850 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006850 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000006850 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000006850 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006850 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006850 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
C000006850 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.50%
C000006849 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000006849 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006849 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006849 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006849 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006849 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006849 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006849 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006849 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006849 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006849 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006849 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006849 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006849 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006849 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000006849 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000006849 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006849 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006849 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
C000006849 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.50%
C000006847 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000006847 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006847 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006847 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006847 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006847 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006847 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006847 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006847 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006847 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006847 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006847 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006847 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006847 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006847 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000006847 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000006847 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006847 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006847 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
C000006847 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.50%
C000006845 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000006845 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006845 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006845 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006845 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006845 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006845 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006845 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006845 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006845 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006845 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006845 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006845 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006845 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006845 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000006845 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000006845 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006845 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006845 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
C000006845 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.50%
C000006844 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000006844 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006844 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006844 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006844 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006844 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006844 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006844 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006844 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006844 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006844 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006844 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006844 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006844 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006844 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000006844 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000006844 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006844 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006844 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
C000006844 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.50%
C000006843 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000006843 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006843 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006843 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006843 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006843 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006843 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006843 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006843 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006843 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006843 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006843 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006843 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006843 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006843 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000006843 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000006843 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006843 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006843 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
C000006843 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.50%
C000006838 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000006838 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006838 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006838 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006838 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006838 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006838 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006838 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006838 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006838 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006838 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006838 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006838 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006838 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006838 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000006838 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000006838 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006838 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006838 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
C000006838 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.50%
C000006851 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006851 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006851 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006851 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006851 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006851 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006851 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006851 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006851 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006851 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006851 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006851 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006851 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006851 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006851 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006851 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006851 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006851 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000006851 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006851 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006851 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006851 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006851 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006851 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006851 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006851 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000006851 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%
C000006851 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%
C000006856 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006856 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006856 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006856 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006856 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006856 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006856 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006856 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006856 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006856 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006856 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006856 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006856 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006856 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006856 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006856 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006856 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006856 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000006856 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006856 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006856 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006856 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006856 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006856 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006856 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006856 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000006856 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%
C000006856 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%
C000006857 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006857 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006857 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006857 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006857 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006857 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006857 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006857 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006857 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006857 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006857 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006857 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006857 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006857 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006857 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006857 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006857 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006857 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000006857 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006857 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006857 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006857 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006857 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006857 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006857 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%
C000006857 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006857 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000006857 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%
C000006858 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006858 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006858 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006858 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006858 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006858 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006858 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006858 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006858 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006858 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006858 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006858 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006858 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006858 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006858 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006858 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006858 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006858 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000006858 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006858 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006858 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006858 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006858 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006858 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006858 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%
C000006858 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006858 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000006858 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%
C000006860 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006860 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006860 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006860 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006860 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006860 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006860 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006860 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006860 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006860 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006860 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006860 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006860 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006860 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006860 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006860 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006860 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006860 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000006860 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006860 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006860 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006860 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006860 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006860 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006860 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%
C000006860 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006860 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000006860 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%
C000006862 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006862 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006862 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006862 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006862 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006862 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006862 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006862 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006862 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006862 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006862 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006862 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006862 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006862 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006862 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006862 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006862 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006862 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000006862 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006862 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006862 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006862 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006862 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006862 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006862 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%
C000006862 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006862 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000006862 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%
C000006863 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006863 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006863 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006863 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006863 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006863 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006863 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006863 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006863 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006863 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006863 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006863 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006863 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006863 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006863 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006863 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006863 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006863 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000006863 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006863 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006863 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006863 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006863 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006863 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006863 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%
C000006863 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006863 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000006863 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%
C000006852 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006852 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006852 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006852 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006852 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006852 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006852 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006852 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006852 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006852 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006852 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006852 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006852 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006852 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006852 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006852 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006852 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006852 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000006852 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006852 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006852 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006852 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006852 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006852 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006852 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%
C000006852 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006852 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000006852 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%
C000231059 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000231059 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000231059 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000231059 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000231059 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000231059 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000231059 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000231059 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000231059 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000231059 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000231059 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000231059 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000231059 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000231059 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000231059 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000231059 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000231059 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000231059 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000231059 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000231059 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000231059 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231059 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000231059 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000231059 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000231059 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%
C000231059 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000231059 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000231059 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%
C000231060 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000231060 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000231060 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000231060 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000231060 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000231060 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231060 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000231060 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000231060 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000231060 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000231060 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000231060 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000231060 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000231060 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000231060 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000231060 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000231060 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000231060 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000231060 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231060 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000231060 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231060 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000231060 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000231060 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	59.90%
C000231060 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000231060 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000231060 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000006888 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006888 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006888 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006888 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006888 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006888 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006888 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006888 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006888 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006888 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006888 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006888 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006888 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006888 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006888 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006888 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006888 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006888 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006888 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006888 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006888 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006888 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006888 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006888 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	59.90%
C000006888 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006888 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000006888 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000006899 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006899 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006899 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006899 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006899 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006899 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006899 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006899 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006899 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006899 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006899 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006899 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006899 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006899 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006899 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006899 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006899 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006899 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006899 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006899 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006899 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006899 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006899 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006899 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	59.90%
C000006899 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006899 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000006899 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000006898 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006898 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006898 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006898 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006898 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006898 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006898 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006898 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006898 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006898 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006898 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006898 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006898 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006898 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006898 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006898 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006898 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006898 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006898 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006898 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006898 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006898 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006898 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006898 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	59.90%
C000006898 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006898 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000006898 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000006896 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006896 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006896 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006896 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006896 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006896 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006896 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006896 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006896 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006896 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006896 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006896 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006896 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006896 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006896 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006896 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006896 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006896 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006896 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006896 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006896 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006896 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006896 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006896 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	59.90%
C000006896 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006896 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000006896 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000006894 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006894 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006894 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006894 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006894 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006894 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006894 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006894 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006894 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006894 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006894 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006894 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006894 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006894 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006894 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006894 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006894 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006894 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006894 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006894 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006894 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006894 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006894 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006894 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	59.90%
C000006894 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006894 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000006894 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000006893 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006893 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006893 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006893 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006893 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006893 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006893 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006893 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006893 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006893 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006893 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006893 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006893 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006893 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006893 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006893 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006893 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006893 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006893 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006893 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006893 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006893 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006893 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006893 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	59.90%
C000006893 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006893 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000006893 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000006892 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006892 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006892 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006892 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006892 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006892 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006892 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006892 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006892 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006892 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006892 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006892 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006892 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006892 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006892 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006892 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006892 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006892 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006892 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006892 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006892 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006892 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006892 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006892 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	59.90%
C000006892 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006892 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000006892 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000006887 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006887 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006887 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006887 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006887 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006887 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006887 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006887 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006887 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006887 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006887 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006887 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006887 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006887 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006887 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006887 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006887 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006887 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006887 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006887 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006887 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006887 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006887 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006887 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	59.90%
C000006887 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006887 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000006887 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000006904 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000006904 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000006904 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006904 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006904 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006904 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006904 [Member] | ASE Technology Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006904 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006904 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006904 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006904 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006904 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006904 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	21.50%
C000006904 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006904 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	12.10%
C000006904 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	20.40%
C000006904 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006904 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	24.70%
C000006904 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006904 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006904 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006904 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000006905 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000006905 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000006905 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006905 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006905 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006905 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006905 [Member] | ASE Technology Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006905 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006905 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006905 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006905 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006905 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006905 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	21.50%
C000006905 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006905 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	12.10%
C000006905 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	20.40%
C000006905 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006905 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	24.70%
C000006905 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006905 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006905 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006905 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000006906 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000006906 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000006906 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006906 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006906 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006906 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006906 [Member] | ASE Technology Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006906 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006906 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006906 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006906 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006906 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006906 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	21.50%
C000006906 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006906 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	12.10%
C000006906 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	20.40%
C000006906 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006906 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	24.70%
C000006906 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006906 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006906 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006906 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000006907 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000006907 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000006907 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006907 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006907 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006907 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006907 [Member] | ASE Technology Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006907 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006907 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006907 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006907 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006907 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006907 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	21.50%
C000006907 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006907 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	12.10%
C000006907 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	20.40%
C000006907 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006907 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	24.70%
C000006907 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006907 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006907 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006907 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000071424 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000071424 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000071424 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000071424 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000071424 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000071424 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000071424 [Member] | ASE Technology Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071424 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071424 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000071424 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000071424 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000071424 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.20%
C000071424 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	21.50%
C000071424 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000071424 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	12.10%
C000071424 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	20.40%
C000071424 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000071424 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	24.70%
C000071424 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.10%
C000071424 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071424 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000071424 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000071425 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000071425 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000071425 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000071425 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000071425 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000071425 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000071425 [Member] | ASE Technology Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071425 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071425 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000071425 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000071425 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000071425 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.20%
C000071425 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	21.50%
C000071425 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000071425 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	12.10%
C000071425 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	20.40%
C000071425 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000071425 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	24.70%
C000071425 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.10%
C000071425 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071425 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000071425 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000071426 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000071426 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000071426 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000071426 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000071426 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000071426 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000071426 [Member] | ASE Technology Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071426 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071426 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000071426 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000071426 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000071426 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.20%
C000071426 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	21.50%
C000071426 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000071426 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	12.10%
C000071426 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	20.40%
C000071426 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000071426 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	24.70%
C000071426 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.10%
C000071426 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071426 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000071426 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000071427 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000071427 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000071427 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000071427 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000071427 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000071427 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000071427 [Member] | ASE Technology Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071427 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071427 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000071427 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000071427 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000071427 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.20%
C000071427 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	21.50%
C000071427 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000071427 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	12.10%
C000071427 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	20.40%
C000071427 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000071427 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	24.70%
C000071427 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.10%
C000071427 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071427 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000071427 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000071428 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000071428 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000071428 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000071428 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000071428 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000071428 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000071428 [Member] | ASE Technology Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071428 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071428 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000071428 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000071428 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000071428 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.20%
C000071428 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	21.50%
C000071428 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000071428 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	12.10%
C000071428 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	20.40%
C000071428 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000071428 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	24.70%
C000071428 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.10%
C000071428 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071428 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000071428 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000231061 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000231061 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000231061 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231061 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000231061 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000231061 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000231061 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000231061 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000231061 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000231061 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000231061 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000231061 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000231061 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000231061 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000231061 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000231061 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000231061 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000231061 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000231061 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000231061 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231061 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000231061 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000231061 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000231061 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000231061 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000231061 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000231061 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	50.80%
C000006912 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006912 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006912 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006912 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006912 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006912 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006912 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006912 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006912 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006912 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006912 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006912 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006912 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006912 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006912 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006912 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006912 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006912 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006912 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006912 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006912 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006912 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006912 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006912 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000006912 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006912 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000006912 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	50.80%
C000006923 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006923 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006923 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006923 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006923 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006923 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006923 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006923 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006923 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006923 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006923 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006923 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006923 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006923 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006923 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006923 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006923 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006923 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006923 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006923 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006923 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006923 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006923 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006923 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000006923 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006923 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000006923 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	50.80%
C000006922 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006922 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006922 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006922 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006922 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006922 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006922 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006922 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006922 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006922 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006922 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006922 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006922 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006922 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006922 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006922 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006922 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006922 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006922 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006922 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006922 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006922 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006922 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006922 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000006922 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006922 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000006922 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	50.80%
C000006920 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006920 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006920 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006920 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006920 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006920 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006920 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006920 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006920 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006920 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006920 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006920 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006920 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006920 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006920 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006920 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006920 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006920 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006920 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006920 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006920 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006920 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006920 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006920 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000006920 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006920 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000006920 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	50.80%
C000006918 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006918 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006918 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006918 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006918 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006918 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006918 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006918 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006918 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006918 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006918 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006918 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006918 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006918 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006918 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006918 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006918 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006918 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006918 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006918 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006918 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006918 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006918 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006918 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000006918 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006918 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000006918 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	50.80%
C000006917 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006917 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006917 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006917 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006917 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006917 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006917 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006917 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006917 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006917 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006917 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006917 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006917 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006917 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006917 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006917 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006917 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006917 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006917 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006917 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006917 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006917 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006917 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006917 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000006917 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006917 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000006917 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	50.80%
C000006916 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006916 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006916 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006916 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006916 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006916 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006916 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006916 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006916 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006916 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006916 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006916 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006916 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006916 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006916 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006916 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006916 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006916 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006916 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006916 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006916 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006916 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006916 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006916 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000006916 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006916 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000006916 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	50.80%
C000006911 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006911 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006911 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006911 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006911 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006911 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006911 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006911 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006911 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006911 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006911 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006911 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006911 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006911 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006911 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006911 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006911 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006911 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006911 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006911 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006911 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006911 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006911 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006911 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000006911 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006911 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000006911 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	50.80%
C000006924 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006924 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000006924 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006924 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006924 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006924 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000006924 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000006924 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006924 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000006924 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006929 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006929 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000006929 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006929 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006929 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006929 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000006929 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000006929 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006929 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000006929 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006930 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006930 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000006930 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006930 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006930 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006930 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000006930 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000006930 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006930 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000006930 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006931 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006931 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000006931 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006931 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006931 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006931 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000006931 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000006931 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006931 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000006931 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006933 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006933 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000006933 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006933 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006933 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006933 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000006933 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000006933 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006933 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000006933 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006935 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006935 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000006935 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006935 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006935 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006935 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000006935 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000006935 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006935 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000006935 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006936 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006936 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000006936 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006936 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006936 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006936 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000006936 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000006936 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006936 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000006936 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006925 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006925 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000006925 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006925 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006925 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006925 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000006925 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000006925 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006925 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000006925 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000195683 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000195683 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000195683 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000195683 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000195683 [Member] | MFS International Intrinsic Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000195683 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000195683 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000195683 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000195683 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000195683 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000034484 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000034484 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000034484 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000034484 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000034484 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000034484 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000034484 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000034484 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000034484 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000034484 [Member] | Resonac Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000034484 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
C000034484 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	11.60%
C000034484 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.20%
C000034484 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.00%
C000034484 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.00%
C000034484 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.30%
C000034484 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.40%
C000034484 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.60%
C000034484 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.90%
C000034484 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.30%
C000034484 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000034484 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000071430 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000071430 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000071430 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000071430 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071430 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071430 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071430 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000071430 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000071430 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000071430 [Member] | Resonac Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000071430 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
C000071430 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	11.60%
C000071430 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.20%
C000071430 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.00%
C000071430 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.00%
C000071430 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.30%
C000071430 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.40%
C000071430 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.60%
C000071430 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.90%
C000071430 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.30%
C000071430 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000071430 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000071433 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000071433 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000071433 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000071433 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071433 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071433 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071433 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000071433 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000071433 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000071433 [Member] | Resonac Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000071433 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
C000071433 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	11.60%
C000071433 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.20%
C000071433 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.00%
C000071433 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.00%
C000071433 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.30%
C000071433 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.40%
C000071433 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.60%
C000071433 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.90%
C000071433 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.30%
C000071433 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000071433 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000071432 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000071432 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000071432 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000071432 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071432 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071432 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071432 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000071432 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000071432 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000071432 [Member] | Resonac Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000071432 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
C000071432 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	11.60%
C000071432 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.20%
C000071432 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.00%
C000071432 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.00%
C000071432 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.30%
C000071432 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.40%
C000071432 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.60%
C000071432 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.90%
C000071432 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.30%
C000071432 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000071432 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000071431 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000071431 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000071431 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000071431 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071431 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071431 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071431 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000071431 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000071431 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000071431 [Member] | Resonac Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000071431 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
C000071431 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	11.60%
C000071431 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.20%
C000071431 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.00%
C000071431 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.00%
C000071431 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.30%
C000071431 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.40%
C000071431 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.60%
C000071431 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.90%
C000071431 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.30%
C000071431 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000071431 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000006940 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006940 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006940 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006940 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006940 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006940 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006940 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006940 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006940 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006940 [Member] | Resonac Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006940 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
C000006940 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	11.60%
C000006940 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006940 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.00%
C000006940 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006940 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006940 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.40%
C000006940 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.60%
C000006940 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.90%
C000006940 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006940 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006940 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000006939 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006939 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006939 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006939 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006939 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006939 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006939 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006939 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006939 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006939 [Member] | Resonac Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006939 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
C000006939 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	11.60%
C000006939 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006939 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.00%
C000006939 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006939 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006939 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.40%
C000006939 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.60%
C000006939 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.90%
C000006939 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006939 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006939 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000006938 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006938 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006938 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006938 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006938 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006938 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006938 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006938 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006938 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006938 [Member] | Resonac Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006938 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
C000006938 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	11.60%
C000006938 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006938 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.00%
C000006938 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006938 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006938 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.40%
C000006938 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.60%
C000006938 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.90%
C000006938 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006938 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006938 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000006937 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006937 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006937 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006937 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006937 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006937 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006937 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006937 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006937 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006937 [Member] | Resonac Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006937 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
C000006937 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	11.60%
C000006937 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006937 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.00%
C000006937 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006937 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006937 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.40%
C000006937 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.60%
C000006937 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.90%
C000006937 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006937 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006937 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000006941 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006941 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006941 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006941 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006941 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006941 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006941 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006941 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006941 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006941 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006941 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000006941 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006941 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006941 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.00%
C000006941 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.00%
C000006941 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.60%
C000006941 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.80%
C000006941 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.40%
C000006941 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.30%
C000006941 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006941 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006941 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.50%
C000006942 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006942 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006942 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006942 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006942 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006942 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006942 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006942 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006942 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006942 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006942 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000006942 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006942 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006942 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.00%
C000006942 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.00%
C000006942 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.60%
C000006942 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.80%
C000006942 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.40%
C000006942 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.30%
C000006942 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006942 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006942 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.50%
C000006943 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006943 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006943 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006943 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006943 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006943 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006943 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006943 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006943 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006943 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006943 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000006943 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006943 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006943 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.00%
C000006943 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.00%
C000006943 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.60%
C000006943 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.80%
C000006943 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.40%
C000006943 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.30%
C000006943 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006943 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006943 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.50%
C000006944 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006944 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006944 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006944 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006944 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006944 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006944 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006944 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006944 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006944 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006944 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000006944 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006944 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006944 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.00%
C000006944 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.00%
C000006944 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.60%
C000006944 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.80%
C000006944 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.40%
C000006944 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.30%
C000006944 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006944 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006944 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.50%
C000071434 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000071434 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000071434 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000071434 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000071434 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000071434 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071434 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071434 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000071434 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000071434 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000071434 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000071434 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000071434 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.10%
C000071434 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.00%
C000071434 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.00%
C000071434 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.60%
C000071434 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.80%
C000071434 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.40%
C000071434 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.30%
C000071434 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.50%
C000071434 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000071434 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.50%
C000071435 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000071435 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000071435 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000071435 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000071435 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000071435 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071435 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071435 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000071435 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000071435 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000071435 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000071435 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000071435 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.10%
C000071435 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.00%
C000071435 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.00%
C000071435 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.60%
C000071435 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.80%
C000071435 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.40%
C000071435 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.30%
C000071435 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.50%
C000071435 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000071435 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.50%
C000071436 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000071436 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000071436 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000071436 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000071436 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000071436 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071436 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071436 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000071436 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000071436 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000071436 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000071436 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000071436 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.10%
C000071436 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.00%
C000071436 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.00%
C000071436 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.60%
C000071436 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.80%
C000071436 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.40%
C000071436 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.30%
C000071436 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.50%
C000071436 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000071436 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.50%
C000071437 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000071437 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000071437 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000071437 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000071437 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000071437 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071437 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071437 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000071437 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000071437 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000071437 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000071437 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000071437 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.10%
C000071437 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.00%
C000071437 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.00%
C000071437 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.60%
C000071437 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.80%
C000071437 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.40%
C000071437 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.30%
C000071437 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.50%
C000071437 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000071437 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.50%
C000034485 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000034485 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000034485 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000034485 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000034485 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000034485 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000034485 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000034485 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000034485 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000034485 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000034485 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000034485 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000034485 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.10%
C000034485 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.00%
C000034485 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.00%
C000034485 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.60%
C000034485 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.80%
C000034485 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.40%
C000034485 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.30%
C000034485 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.50%
C000034485 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000034485 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.50%
C000195688 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000195688 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%	[2]
C000195688 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[3]
C000195688 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000195688 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.60%	[1]
C000195688 [Member] | Net Equivalent Equity Exposure Derivative Overlay Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(34.70%)	[4]
C000195688 [Member] | Net Equivalent Equity Exposure Active Security Selection [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.30%	[5]
C000195688 [Member] | Downside Hedge s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)	[1]
C000195688 [Member] | STOXX Europe 600 Price Index PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)	[1]
C000195688 [Member] | Standard And Poor s 500 Index Option 5500 00 PUT DEC 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[4]
C000195688 [Member] | Standard And Poor s 500 Index Option 5400 00 PUT SEP 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[4]
C000195688 [Member] | Standard And Poor s 500 Index Option 6200 00 PUT JUN 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[4]
C000195688 [Member] | STOXX Europe 600 Price Index Option 545 00 PUT DEC 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)	[4]
C000195688 [Member] | STOXX Europe 600 Price Index Option 490 00 PUT DEC 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[4]
C000195688 [Member] | Standard And Poors Index Option PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)	[1]
C000195688 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.30%	[1]
C000195688 [Member] | Mini MSCI EAFE Index Future JUN 19 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.70%)	[4]
C000195688 [Member] | Mini Russell 1000 Value Index Future JUN 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.50%)	[4]
C000195688 [Member] | Mini Russell 1000 Growth Future JUN 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)	[4]
C000195688 [Member] | MFS Value Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%	[5]
C000195688 [Member] | MFS Growth Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%	[5]
C000195688 [Member] | MFS International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%	[5]
C000142782 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[6]
C000142782 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%	[7]
C000142782 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[8]
C000142782 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[6]
C000142782 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.60%	[6]
C000142782 [Member] | Net Equivalent Equity Exposure Derivative Overlay Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(34.70%)	[9]
C000142782 [Member] | Net Equivalent Equity Exposure Active Security Selection [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.30%	[10]
C000142782 [Member] | Downside Hedge s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)	[6]
C000142782 [Member] | STOXX Europe 600 Price Index PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)	[6]
C000142782 [Member] | Standard And Poor s 500 Index Option 5500 00 PUT DEC 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[9]
C000142782 [Member] | Standard And Poor s 500 Index Option 5400 00 PUT SEP 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[9]
C000142782 [Member] | Standard And Poor s 500 Index Option 6200 00 PUT JUN 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[9]
C000142782 [Member] | STOXX Europe 600 Price Index Option 545 00 PUT DEC 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)	[9]
C000142782 [Member] | STOXX Europe 600 Price Index Option 490 00 PUT DEC 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[9]
C000142782 [Member] | Standard And Poors Index Option PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)	[6]
C000142782 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.30%	[6]
C000142782 [Member] | Mini MSCI EAFE Index Future JUN 19 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.70%)	[9]
C000142782 [Member] | Mini Russell 1000 Value Index Future JUN 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.50%)	[9]
C000142782 [Member] | Mini Russell 1000 Growth Future JUN 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)	[9]
C000142782 [Member] | MFS Value Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%	[10]
C000142782 [Member] | MFS Growth Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%	[10]
C000142782 [Member] | MFS International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%	[10]
C000142781 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[11]
C000142781 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%	[12]
C000142781 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[13]
C000142781 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[11]
C000142781 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.60%	[11]
C000142781 [Member] | Net Equivalent Equity Exposure Derivative Overlay Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(34.70%)	[14]
C000142781 [Member] | Net Equivalent Equity Exposure Active Security Selection [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.30%	[15]
C000142781 [Member] | Downside Hedge s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)	[11]
C000142781 [Member] | STOXX Europe 600 Price Index PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)	[11]
C000142781 [Member] | Standard And Poor s 500 Index Option 5500 00 PUT DEC 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[14]
C000142781 [Member] | Standard And Poor s 500 Index Option 5400 00 PUT SEP 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[14]
C000142781 [Member] | Standard And Poor s 500 Index Option 6200 00 PUT JUN 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[14]
C000142781 [Member] | STOXX Europe 600 Price Index Option 545 00 PUT DEC 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)	[14]
C000142781 [Member] | STOXX Europe 600 Price Index Option 490 00 PUT DEC 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[14]
C000142781 [Member] | Standard And Poors Index Option PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)	[11]
C000142781 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.30%	[11]
C000142781 [Member] | Mini MSCI EAFE Index Future JUN 19 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.70%)	[14]
C000142781 [Member] | Mini Russell 1000 Value Index Future JUN 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.50%)	[14]
C000142781 [Member] | Mini Russell 1000 Growth Future JUN 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)	[14]
C000142781 [Member] | MFS Value Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%	[15]
C000142781 [Member] | MFS Growth Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%	[15]
C000142781 [Member] | MFS International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%	[15]
C000142780 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[16]
C000142780 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%	[17]
C000142780 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[18]
C000142780 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[16]
C000142780 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.60%	[16]
C000142780 [Member] | Net Equivalent Equity Exposure Derivative Overlay Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(34.70%)	[19]
C000142780 [Member] | Net Equivalent Equity Exposure Active Security Selection [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.30%	[20]
C000142780 [Member] | Downside Hedge s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)	[16]
C000142780 [Member] | STOXX Europe 600 Price Index PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)	[16]
C000142780 [Member] | Standard And Poor s 500 Index Option 5500 00 PUT DEC 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[19]
C000142780 [Member] | Standard And Poor s 500 Index Option 5400 00 PUT SEP 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[19]
C000142780 [Member] | Standard And Poor s 500 Index Option 6200 00 PUT JUN 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[19]
C000142780 [Member] | STOXX Europe 600 Price Index Option 545 00 PUT DEC 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)	[19]
C000142780 [Member] | STOXX Europe 600 Price Index Option 490 00 PUT DEC 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[19]
C000142780 [Member] | Standard And Poors Index Option PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)	[16]
C000142780 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.30%	[16]
C000142780 [Member] | Mini MSCI EAFE Index Future JUN 19 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.70%)	[19]
C000142780 [Member] | Mini Russell 1000 Value Index Future JUN 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.50%)	[19]
C000142780 [Member] | Mini Russell 1000 Growth Future JUN 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)	[19]
C000142780 [Member] | MFS Value Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%	[20]
C000142780 [Member] | MFS Growth Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%	[20]
C000142780 [Member] | MFS International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%	[20]
C000142779 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[21]
C000142779 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%	[22]
C000142779 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[23]
C000142779 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[21]
C000142779 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.60%	[21]
C000142779 [Member] | Net Equivalent Equity Exposure Derivative Overlay Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(34.70%)	[24]
C000142779 [Member] | Net Equivalent Equity Exposure Active Security Selection [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.30%	[25]
C000142779 [Member] | Downside Hedge s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)	[21]
C000142779 [Member] | STOXX Europe 600 Price Index PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)	[21]
C000142779 [Member] | Standard And Poor s 500 Index Option 5500 00 PUT DEC 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[24]
C000142779 [Member] | Standard And Poor s 500 Index Option 5400 00 PUT SEP 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[24]
C000142779 [Member] | Standard And Poor s 500 Index Option 6200 00 PUT JUN 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[24]
C000142779 [Member] | STOXX Europe 600 Price Index Option 545 00 PUT DEC 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)	[24]
C000142779 [Member] | STOXX Europe 600 Price Index Option 490 00 PUT DEC 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[24]
C000142779 [Member] | Standard And Poors Index Option PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)	[21]
C000142779 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.30%	[21]
C000142779 [Member] | Mini MSCI EAFE Index Future JUN 19 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.70%)	[24]
C000142779 [Member] | Mini Russell 1000 Value Index Future JUN 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.50%)	[24]
C000142779 [Member] | Mini Russell 1000 Growth Future JUN 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)	[24]
C000142779 [Member] | MFS Value Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%	[25]
C000142779 [Member] | MFS Growth Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%	[25]
C000142779 [Member] | MFS International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%	[25]
C000142778 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[26]
C000142778 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%	[27]
C000142778 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[28]
C000142778 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[26]
C000142778 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.60%	[26]
C000142778 [Member] | Net Equivalent Equity Exposure Derivative Overlay Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(34.70%)	[29]
C000142778 [Member] | Net Equivalent Equity Exposure Active Security Selection [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.30%	[30]
C000142778 [Member] | Downside Hedge s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)	[26]
C000142778 [Member] | STOXX Europe 600 Price Index PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)	[26]
C000142778 [Member] | Standard And Poor s 500 Index Option 5500 00 PUT DEC 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[29]
C000142778 [Member] | Standard And Poor s 500 Index Option 5400 00 PUT SEP 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[29]
C000142778 [Member] | Standard And Poor s 500 Index Option 6200 00 PUT JUN 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[29]
C000142778 [Member] | STOXX Europe 600 Price Index Option 545 00 PUT DEC 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)	[29]
C000142778 [Member] | STOXX Europe 600 Price Index Option 490 00 PUT DEC 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[29]
C000142778 [Member] | Standard And Poors Index Option PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)	[26]
C000142778 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.30%	[26]
C000142778 [Member] | Mini MSCI EAFE Index Future JUN 19 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.70%)	[29]
C000142778 [Member] | Mini Russell 1000 Value Index Future JUN 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.50%)	[29]
C000142778 [Member] | Mini Russell 1000 Growth Future JUN 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)	[29]
C000142778 [Member] | MFS Value Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%	[30]
C000142778 [Member] | MFS Growth Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%	[30]
C000142778 [Member] | MFS International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%	[30]
C000142777 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[31]
C000142777 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%	[32]
C000142777 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[33]
C000142777 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[31]
C000142777 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.60%	[31]
C000142777 [Member] | Net Equivalent Equity Exposure Derivative Overlay Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(34.70%)	[34]
C000142777 [Member] | Net Equivalent Equity Exposure Active Security Selection [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.30%	[35]
C000142777 [Member] | Downside Hedge s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)	[31]
C000142777 [Member] | STOXX Europe 600 Price Index PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)	[31]
C000142777 [Member] | Standard And Poor s 500 Index Option 5500 00 PUT DEC 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[34]
C000142777 [Member] | Standard And Poor s 500 Index Option 5400 00 PUT SEP 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[34]
C000142777 [Member] | Standard And Poor s 500 Index Option 6200 00 PUT JUN 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[34]
C000142777 [Member] | STOXX Europe 600 Price Index Option 545 00 PUT DEC 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)	[34]
C000142777 [Member] | STOXX Europe 600 Price Index Option 490 00 PUT DEC 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[34]
C000142777 [Member] | Standard And Poors Index Option PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)	[31]
C000142777 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.30%	[31]
C000142777 [Member] | Mini MSCI EAFE Index Future JUN 19 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.70%)	[34]
C000142777 [Member] | Mini Russell 1000 Value Index Future JUN 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.50%)	[34]
C000142777 [Member] | Mini Russell 1000 Growth Future JUN 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)	[34]
C000142777 [Member] | MFS Value Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%	[35]
C000142777 [Member] | MFS Growth Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%	[35]
C000142777 [Member] | MFS International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%	[35]
C000142776 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[36]
C000142776 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%	[37]
C000142776 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[38]
C000142776 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[36]
C000142776 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.60%	[36]
C000142776 [Member] | Net Equivalent Equity Exposure Derivative Overlay Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(34.70%)	[39]
C000142776 [Member] | Net Equivalent Equity Exposure Active Security Selection [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.30%	[40]
C000142776 [Member] | Downside Hedge s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)	[36]
C000142776 [Member] | STOXX Europe 600 Price Index PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)	[36]
C000142776 [Member] | Standard And Poor s 500 Index Option 5500 00 PUT DEC 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[39]
C000142776 [Member] | Standard And Poor s 500 Index Option 5400 00 PUT SEP 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[39]
C000142776 [Member] | Standard And Poor s 500 Index Option 6200 00 PUT JUN 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[39]
C000142776 [Member] | STOXX Europe 600 Price Index Option 545 00 PUT DEC 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)	[39]
C000142776 [Member] | STOXX Europe 600 Price Index Option 490 00 PUT DEC 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[39]
C000142776 [Member] | Standard And Poors Index Option PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)	[36]
C000142776 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.30%	[36]
C000142776 [Member] | Mini MSCI EAFE Index Future JUN 19 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.70%)	[39]
C000142776 [Member] | Mini Russell 1000 Value Index Future JUN 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.50%)	[39]
C000142776 [Member] | Mini Russell 1000 Growth Future JUN 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)	[39]
C000142776 [Member] | MFS Value Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%	[40]
C000142776 [Member] | MFS Growth Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%	[40]
C000142776 [Member] | MFS International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%	[40]
C000142775 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[41]
C000142775 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%	[42]
C000142775 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[43]
C000142775 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[41]
C000142775 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.60%	[41]
C000142775 [Member] | Net Equivalent Equity Exposure Derivative Overlay Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(34.70%)	[44]
C000142775 [Member] | Net Equivalent Equity Exposure Active Security Selection [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.30%	[45]
C000142775 [Member] | Downside Hedge s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)	[41]
C000142775 [Member] | STOXX Europe 600 Price Index PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)	[41]
C000142775 [Member] | Standard And Poor s 500 Index Option 5500 00 PUT DEC 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[44]
C000142775 [Member] | Standard And Poor s 500 Index Option 5400 00 PUT SEP 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[44]
C000142775 [Member] | Standard And Poor s 500 Index Option 6200 00 PUT JUN 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[44]
C000142775 [Member] | STOXX Europe 600 Price Index Option 545 00 PUT DEC 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)	[44]
C000142775 [Member] | STOXX Europe 600 Price Index Option 490 00 PUT DEC 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[44]
C000142775 [Member] | Standard And Poors Index Option PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)	[41]
C000142775 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.30%	[41]
C000142775 [Member] | Mini MSCI EAFE Index Future JUN 19 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.70%)	[44]
C000142775 [Member] | Mini Russell 1000 Value Index Future JUN 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.50%)	[44]
C000142775 [Member] | Mini Russell 1000 Growth Future JUN 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)	[44]
C000142775 [Member] | MFS Value Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%	[45]
C000142775 [Member] | MFS Growth Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%	[45]
C000142775 [Member] | MFS International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%	[45]
C000160020 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160020 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160020 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000160020 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000160020 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000160020 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000160020 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160020 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160020 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160020 [Member] | Datadog Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160020 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000160020 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	53.00%
C000160020 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160020 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000160020 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000160020 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000160020 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000160020 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000160020 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000160020 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160020 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160020 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000160021 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160021 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160021 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000160021 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000160021 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000160021 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000160021 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160021 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160021 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160021 [Member] | Datadog Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160021 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000160021 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	53.00%
C000160021 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160021 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000160021 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000160021 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000160021 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000160021 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000160021 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000160021 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160021 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160021 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000160022 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160022 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160022 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000160022 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000160022 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000160022 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000160022 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160022 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160022 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160022 [Member] | Datadog Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160022 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000160022 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	53.00%
C000160022 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160022 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000160022 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000160022 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000160022 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000160022 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000160022 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000160022 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160022 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160022 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000160023 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160023 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160023 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000160023 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000160023 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000160023 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000160023 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160023 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160023 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160023 [Member] | Datadog Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160023 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000160023 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	53.00%
C000160023 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160023 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000160023 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000160023 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000160023 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000160023 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000160023 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000160023 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160023 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160023 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000160024 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160024 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160024 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000160024 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000160024 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000160024 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000160024 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160024 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160024 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160024 [Member] | Datadog Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160024 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000160024 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	53.00%
C000160024 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160024 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000160024 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000160024 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000160024 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000160024 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000160024 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000160024 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160024 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160024 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000160025 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160025 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160025 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000160025 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000160025 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000160025 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000160025 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160025 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160025 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160025 [Member] | Datadog Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160025 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000160025 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	53.00%
C000160025 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160025 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000160025 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000160025 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000160025 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000160025 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000160025 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000160025 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160025 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160025 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000160026 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160026 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160026 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000160026 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000160026 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000160026 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000160026 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160026 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160026 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160026 [Member] | Datadog Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160026 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000160026 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	53.00%
C000160026 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160026 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000160026 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000160026 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000160026 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000160026 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000160026 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000160026 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160026 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160026 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000160027 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160027 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160027 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000160027 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000160027 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000160027 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000160027 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160027 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160027 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160027 [Member] | Datadog Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160027 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000160027 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	53.00%
C000160027 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160027 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000160027 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000160027 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000160027 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000160027 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000160027 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000160027 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160027 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160027 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000160028 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160028 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160028 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000160028 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000160028 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000160028 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000160028 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160028 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160028 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160028 [Member] | Datadog Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160028 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000160028 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	53.00%
C000160028 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160028 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000160028 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000160028 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000160028 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000160028 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000160028 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000160028 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160028 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160028 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000160037 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160037 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160037 [Member] | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160037 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160037 [Member] | Modine Manufacturing Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160037 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160037 [Member] | Formfactor Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160037 [Member] | MYR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160037 [Member] | Bloom Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160037 [Member] | Corsair Gaming Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160037 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160037 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160037 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000160037 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000160037 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160037 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000160037 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160037 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000160037 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000160037 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000160037 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160037 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160037 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000160036 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160036 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160036 [Member] | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160036 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160036 [Member] | Modine Manufacturing Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160036 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160036 [Member] | Formfactor Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160036 [Member] | MYR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160036 [Member] | Bloom Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160036 [Member] | Corsair Gaming Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160036 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160036 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160036 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000160036 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000160036 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160036 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000160036 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160036 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000160036 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000160036 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000160036 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160036 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160036 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000160035 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160035 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160035 [Member] | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160035 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160035 [Member] | Modine Manufacturing Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160035 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160035 [Member] | Formfactor Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160035 [Member] | MYR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160035 [Member] | Bloom Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160035 [Member] | Corsair Gaming Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160035 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160035 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160035 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000160035 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000160035 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160035 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000160035 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160035 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000160035 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000160035 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000160035 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160035 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160035 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000160034 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160034 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160034 [Member] | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160034 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160034 [Member] | Modine Manufacturing Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160034 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160034 [Member] | Formfactor Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160034 [Member] | MYR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160034 [Member] | Bloom Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160034 [Member] | Corsair Gaming Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160034 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160034 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160034 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000160034 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000160034 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160034 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000160034 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160034 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000160034 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000160034 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000160034 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160034 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160034 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000160033 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160033 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160033 [Member] | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160033 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160033 [Member] | Modine Manufacturing Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160033 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160033 [Member] | Formfactor Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160033 [Member] | MYR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160033 [Member] | Bloom Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160033 [Member] | Corsair Gaming Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160033 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160033 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160033 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000160033 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000160033 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160033 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000160033 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160033 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000160033 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000160033 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000160033 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160033 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160033 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000160032 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160032 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160032 [Member] | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160032 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160032 [Member] | Modine Manufacturing Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160032 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160032 [Member] | Formfactor Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160032 [Member] | MYR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160032 [Member] | Bloom Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160032 [Member] | Corsair Gaming Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160032 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160032 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160032 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000160032 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000160032 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160032 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000160032 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160032 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000160032 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000160032 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000160032 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160032 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160032 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000160031 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160031 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160031 [Member] | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160031 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160031 [Member] | Modine Manufacturing Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160031 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160031 [Member] | Formfactor Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160031 [Member] | MYR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160031 [Member] | Bloom Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160031 [Member] | Corsair Gaming Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160031 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160031 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160031 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000160031 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000160031 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160031 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000160031 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160031 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000160031 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000160031 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000160031 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160031 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160031 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000160030 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160030 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160030 [Member] | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160030 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160030 [Member] | Modine Manufacturing Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160030 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160030 [Member] | Formfactor Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160030 [Member] | MYR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160030 [Member] | Bloom Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160030 [Member] | Corsair Gaming Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160030 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160030 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160030 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000160030 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000160030 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160030 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000160030 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160030 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000160030 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000160030 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000160030 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160030 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160030 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000160029 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160029 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160029 [Member] | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160029 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160029 [Member] | Modine Manufacturing Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160029 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160029 [Member] | Formfactor Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160029 [Member] | MYR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160029 [Member] | Bloom Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160029 [Member] | Corsair Gaming Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160029 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160029 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160029 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000160029 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000160029 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160029 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000160029 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160029 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000160029 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000160029 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000160029 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160029 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160029 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000160038 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160038 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000160038 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160038 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160038 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160038 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160038 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160038 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160038 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160038 [Member] | Aramark [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160038 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000160038 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000160038 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000160038 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000160038 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000160038 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000160038 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000160038 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000160038 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000160038 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000160038 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000160038 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160038 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160039 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160039 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000160039 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160039 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160039 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160039 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160039 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160039 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160039 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160039 [Member] | Aramark [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160039 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000160039 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000160039 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000160039 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000160039 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000160039 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000160039 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000160039 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000160039 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000160039 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000160039 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000160039 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160039 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160040 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160040 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000160040 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160040 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160040 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160040 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160040 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160040 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160040 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160040 [Member] | Aramark [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160040 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000160040 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000160040 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000160040 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000160040 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000160040 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000160040 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000160040 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000160040 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000160040 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000160040 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000160040 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160040 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160041 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160041 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000160041 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160041 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160041 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160041 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160041 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160041 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160041 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160041 [Member] | Aramark [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160041 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000160041 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000160041 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000160041 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000160041 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000160041 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000160041 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000160041 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000160041 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000160041 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000160041 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000160041 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160041 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160042 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160042 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000160042 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160042 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160042 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160042 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160042 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160042 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160042 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160042 [Member] | Aramark [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160042 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000160042 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000160042 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000160042 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000160042 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000160042 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000160042 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000160042 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000160042 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000160042 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000160042 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000160042 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160042 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160043 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160043 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000160043 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160043 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160043 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160043 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160043 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160043 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160043 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160043 [Member] | Aramark [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160043 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000160043 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000160043 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000160043 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000160043 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000160043 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000160043 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000160043 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000160043 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000160043 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000160043 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000160043 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160043 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160044 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160044 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000160044 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160044 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160044 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160044 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160044 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160044 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160044 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160044 [Member] | Aramark [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160044 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000160044 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000160044 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000160044 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000160044 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000160044 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000160044 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000160044 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000160044 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000160044 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000160044 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000160044 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160044 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160045 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160045 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000160045 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160045 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160045 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160045 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160045 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160045 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160045 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160045 [Member] | Aramark [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160045 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000160045 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000160045 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000160045 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000160045 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000160045 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000160045 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000160045 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000160045 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000160045 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000160045 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000160045 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160045 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160046 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160046 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000160046 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160046 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160046 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160046 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160046 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160046 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160046 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160046 [Member] | Aramark [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160046 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000160046 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000160046 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000160046 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000160046 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000160046 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000160046 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000160046 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000160046 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000160046 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000160046 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000160046 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160046 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000172723 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172723 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172723 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000172723 [Member] | Aramark [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172723 [Member] | Edison International [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172723 [Member] | Okta Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172723 [Member] | Viking Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172723 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172723 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172723 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000172723 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000172723 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000172723 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000172723 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
C000172723 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000172723 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000172723 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000172723 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000172723 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000172723 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000172723 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000172723 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000172723 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000172722 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172722 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172722 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000172722 [Member] | Aramark [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172722 [Member] | Edison International [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172722 [Member] | Okta Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172722 [Member] | Viking Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172722 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172722 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172722 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000172722 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000172722 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000172722 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000172722 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
C000172722 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000172722 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000172722 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000172722 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000172722 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000172722 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000172722 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000172722 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000172722 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000172721 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172721 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172721 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000172721 [Member] | Aramark [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172721 [Member] | Edison International [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172721 [Member] | Okta Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172721 [Member] | Viking Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172721 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172721 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172721 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000172721 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000172721 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000172721 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000172721 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
C000172721 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000172721 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000172721 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000172721 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000172721 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000172721 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000172721 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000172721 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000172721 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000172720 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172720 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172720 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000172720 [Member] | Aramark [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172720 [Member] | Edison International [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172720 [Member] | Okta Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172720 [Member] | Viking Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172720 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172720 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172720 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000172720 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000172720 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000172720 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000172720 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
C000172720 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000172720 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000172720 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000172720 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000172720 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000172720 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000172720 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000172720 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000172720 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000172719 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172719 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172719 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000172719 [Member] | Aramark [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172719 [Member] | Edison International [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172719 [Member] | Okta Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172719 [Member] | Viking Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172719 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172719 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172719 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000172719 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000172719 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000172719 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000172719 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
C000172719 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000172719 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000172719 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000172719 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000172719 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000172719 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000172719 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000172719 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000172719 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000172718 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172718 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172718 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000172718 [Member] | Aramark [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172718 [Member] | Edison International [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172718 [Member] | Okta Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172718 [Member] | Viking Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172718 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172718 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172718 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000172718 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000172718 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000172718 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000172718 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
C000172718 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000172718 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000172718 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000172718 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000172718 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000172718 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000172718 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000172718 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000172718 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000172717 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172717 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172717 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000172717 [Member] | Aramark [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172717 [Member] | Edison International [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172717 [Member] | Okta Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172717 [Member] | Viking Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172717 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172717 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172717 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000172717 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000172717 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000172717 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000172717 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
C000172717 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000172717 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000172717 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000172717 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000172717 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000172717 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000172717 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000172717 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000172717 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000172716 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172716 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172716 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000172716 [Member] | Aramark [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172716 [Member] | Edison International [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172716 [Member] | Okta Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172716 [Member] | Viking Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172716 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172716 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172716 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000172716 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000172716 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000172716 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000172716 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
C000172716 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000172716 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000172716 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000172716 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000172716 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000172716 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000172716 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000172716 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000172716 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000172715 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172715 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172715 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000172715 [Member] | Aramark [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172715 [Member] | Edison International [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172715 [Member] | Okta Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172715 [Member] | Viking Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172715 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172715 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172715 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000172715 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000172715 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000172715 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000172715 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
C000172715 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000172715 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000172715 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000172715 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000172715 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000172715 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000172715 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000172715 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000172715 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000220109 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220109 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220109 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000220109 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220109 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220109 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000220109 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000220109 [Member] | Eni S p A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000220109 [Member] | Glencore PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220109 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220109 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000220109 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.30%
C000220109 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	26.50%
C000220109 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.50%
C000220109 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.20%
C000220109 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.30%
C000220109 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.40%
C000220109 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.90%
C000220109 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.50%
C000220109 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220109 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000220109 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000220112 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220112 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220112 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000220112 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220112 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220112 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000220112 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000220112 [Member] | Eni S p A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000220112 [Member] | Glencore PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220112 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220112 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000220112 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.30%
C000220112 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	26.50%
C000220112 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.50%
C000220112 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.20%
C000220112 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.30%
C000220112 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.40%
C000220112 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.90%
C000220112 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.50%
C000220112 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220112 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000220112 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000220111 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220111 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220111 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000220111 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220111 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220111 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000220111 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000220111 [Member] | Eni S p A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000220111 [Member] | Glencore PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220111 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220111 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000220111 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.30%
C000220111 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	26.50%
C000220111 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.50%
C000220111 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.20%
C000220111 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.30%
C000220111 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.40%
C000220111 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.90%
C000220111 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.50%
C000220111 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220111 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000220111 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000220110 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220110 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220110 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000220110 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220110 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220110 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000220110 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000220110 [Member] | Eni S p A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000220110 [Member] | Glencore PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220110 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220110 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000220110 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.30%
C000220110 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	26.50%
C000220110 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.50%
C000220110 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.20%
C000220110 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.30%
C000220110 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.40%
C000220110 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.90%
C000220110 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.50%
C000220110 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220110 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000220110 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000220113 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220113 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220113 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000220113 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220113 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220113 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000220113 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000220113 [Member] | Eni S p A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000220113 [Member] | Glencore PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220113 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220113 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000220113 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.30%
C000220113 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	26.50%
C000220113 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.50%
C000220113 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.20%
C000220113 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.30%
C000220113 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.40%
C000220113 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.90%
C000220113 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.50%
C000220113 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220113 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000220113 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000220108 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220108 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220108 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000220108 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220108 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220108 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000220108 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000220108 [Member] | Eni S p A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000220108 [Member] | Glencore PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220108 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220108 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000220108 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.30%
C000220108 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	26.50%
C000220108 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.50%
C000220108 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.20%
C000220108 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.30%
C000220108 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.40%
C000220108 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.90%
C000220108 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.50%
C000220108 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220108 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000220108 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000220107 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220107 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220107 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000220107 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220107 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220107 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000220107 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000220107 [Member] | Eni S p A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000220107 [Member] | Glencore PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220107 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220107 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000220107 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.30%
C000220107 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	26.50%
C000220107 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.50%
C000220107 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.20%
C000220107 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.30%
C000220107 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.40%
C000220107 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.90%
C000220107 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.50%
C000220107 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220107 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000220107 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000220106 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220106 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220106 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000220106 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220106 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220106 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000220106 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000220106 [Member] | Eni S p A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000220106 [Member] | Glencore PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220106 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220106 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000220106 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.30%
C000220106 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	26.50%
C000220106 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.50%
C000220106 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.20%
C000220106 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.30%
C000220106 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.40%
C000220106 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.90%
C000220106 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.50%
C000220106 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220106 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000220106 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%

[1]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[2]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[3]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[4]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[5]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[6]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[7]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[8]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[9]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[10]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[11]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[12]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[13]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[14]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[15]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[16]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[17]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[18]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[19]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[20]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[21]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[22]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[23]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[24]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[25]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[26]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[27]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[28]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[29]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[30]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[31]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[32]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[33]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[34]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[35]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[36]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[37]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[38]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[39]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[40]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[41]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[42]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[43]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[44]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[45]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.